CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 23,304	$ 26,962	$ 520,772
Accounts receivable, net		0	436,153
Prepayments	0	1,436	0
Accounts receivable, net - related party		0	751,000
Other receivables - related party	431,736	10,800	138,230
Advance to director		0	151,759
Other current assets	8,484	7,060	0
Total Current Assets	463,524	46,258	1,997,913
Total Assets	463,524	46,258	1,997,913
Current Liabilities
Accounts payable - related party	38,118	38,574	976,861
Accrued expenses	387,623	271,086	129,383
Other payables	21,922	6,699	5,145
Notes payable - related party	79,468	79,468	79,468
Loan payable- related party	215,960	170,475	143,325
Convertible notes	210,176	175,917
Income tax payable	10,655	10,681	121,609
Total Current Liabilities	963,932	752,900	1,455,792
Total Liabilities	963,932	752,900	1,455,792
Commitments and Contingencies	0	75,135	75,000
Stockholders' Equity (Deficit)
Common stock, $0.001 par value, 500,000,000 shares authorized: 84,435,000 and 75,000,000 shares issued and outstanding	84,435	75,135	75,000
Additional paid in capital	673,033	223,705	26,340
Retained earnings	(1,262,757)	(1,008,098)	442,240
Accumulated other comprehensive income (loss)	4,881	2,616	(1,459)
Total stockholders' equity (deficit)	(500,408)	(706,642)	542,121
Total liabilities and stockholders' equity (deficit)	$ 463,524	$ 46,258	$ 1,997,913